Operating Segments - Schedule of Revenues and Expenses (Details) - Operating segments [member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenues and Expenses [Line Items]
Staking and lending income	$ 3,805,197	$ 16,657,583
Management fees	2,463,268	4,662,247
Research revenue		358,500
Trading commissions	5,393,048	3,997,758
Other revenue	153,409
Revenues excluding realized and net change in unrealized (loss) gain	11,814,922
Realized and net change in unrealized loss on digital assets	(197,741,146)
Realized and net change in unrealized loss on equity investments	(39,861,327)
Realized and net change in unrealized gains on ETP payables	244,922,047	173,809,075
Realized and net change in unrealized loss on derivative liabilities	(176,919)
Revenues from realized and net change in unrealized (loss) gain	7,142,655
Total revenues	18,957,577	57,081,335
Depreciation - property, plant and equipment		858
Interest expense		234,042
Operating, general and administration	15,538,744	14,114,188
Share based payments	2,985,533	8,550,656
Amortization - right-of-use asset	261,347
Amortization - intangibles	24,280	705,441
Fees and commissions	2,058,944	4,124,389
Foreign exchange (gain) loss	625,534	(378,134)
Income (loss) before other item		29,729,895
Gain on settlement of debt
Provision on accounts receivable
Net income (loss) for the year		29,729,895
Current taxes		1,018,253
Net income (loss) after tax		28,711,642
Other comprehensive income (loss)
Foreign currency translation (loss) gain		2,085,410
Total operating expenses	21,494,382	27,351,440
Operating (loss) income	(2,536,805)
Realized (loss) on investments, net		(478,182)
Unrealized (loss) on investments, net	(16,757,944)	2,702
Interest income	735,719	29,094
Interest expense	(465,627)
Other income	206,106
Gain on lease termination	146,213
Other expense	(28,976)
Loss on investment in associate	(91,629)
Change in fair value of warrant liabilities	8,910,960
Bad debt recovery	128,854
Impairment loss	(375,928)
Total other income (expenses)	(7,592,252)
Net income after tax	(10,129,057)
Other comprehensive loss
Foreign currency translation loss	57,154
Net (loss) income and comprehensive (loss) income for the period	(10,071,903)	30,797,052
Realized and net change in unrealized gains and (losses) on digital assets		(88,929,646)
Unrealized gain on equity investments		(53,027,796)
DeFi [Member]
Schedule of Revenues and Expenses [Line Items]
Staking and lending income
Management fees
Research revenue
Trading commissions
Other revenue	109,909
Revenues excluding realized and net change in unrealized (loss) gain	109,909
Realized and net change in unrealized loss on digital assets
Realized and net change in unrealized loss on equity investments
Realized and net change in unrealized gains on ETP payables
Realized and net change in unrealized loss on derivative liabilities
Revenues from realized and net change in unrealized (loss) gain
Total revenues	109,909	(751,181)
Depreciation - property, plant and equipment
Interest expense		294
Operating, general and administration	4,509,690	6,642,544
Share based payments	2,985,533	8,550,656
Amortization - right-of-use asset
Amortization - intangibles		703,214
Fees and commissions	17,750	18,963
Foreign exchange (gain) loss	538,353	(44,967)
Income (loss) before other item		(16,621,885)
Gain on settlement of debt
Provision on accounts receivable		16,444,157
Net income (loss) for the year		(33,066,042)
Current taxes
Net income (loss) after tax		(33,066,042)
Other comprehensive income (loss)
Foreign currency translation (loss) gain
Total operating expenses	8,051,326	15,870,704
Operating (loss) income	(7,941,417)
Realized (loss) on investments, net		(478,182)
Unrealized (loss) on investments, net	(15,757,944)	2,702
Interest income	701,093	13,007
Interest expense
Other income	206,106
Gain on lease termination
Other expense	(28,976)
Loss on investment in associate	(91,629)
Change in fair value of warrant liabilities	8,910,960
Bad debt recovery
Impairment loss
Total other income (expenses)	(6,060,390)
Net income after tax	(14,001,807)
Other comprehensive loss
Foreign currency translation loss
Net (loss) income and comprehensive (loss) income for the period	(14,001,807)	(33,066,042)
Realized and net change in unrealized gains and (losses) on digital assets		(288,708)
Unrealized gain on equity investments
Stillman Digital [Member]
Schedule of Revenues and Expenses [Line Items]
Staking and lending income
Management fees
Research revenue
Trading commissions	5,393,048	3,997,758
Other revenue
Revenues excluding realized and net change in unrealized (loss) gain	5,393,048
Realized and net change in unrealized loss on digital assets	(53,124)
Realized and net change in unrealized loss on equity investments
Realized and net change in unrealized gains on ETP payables
Realized and net change in unrealized loss on derivative liabilities
Revenues from realized and net change in unrealized (loss) gain	(53,124)
Total revenues	5,339,924	4,237,529
Depreciation - property, plant and equipment		755
Interest expense		1,092
Operating, general and administration	3,169,477	2,447,021
Share based payments
Amortization - right-of-use asset
Amortization - intangibles	24,280	2,227
Fees and commissions	624,897	498,404
Foreign exchange (gain) loss	(2,496)	893
Income (loss) before other item		1,287,137
Gain on settlement of debt
Provision on accounts receivable
Net income (loss) for the year		1,287,137
Current taxes		1,003,748
Net income (loss) after tax		283,389
Other comprehensive income (loss)
Foreign currency translation (loss) gain
Total operating expenses	3,816,158	2,950,392
Operating (loss) income	1,523,766
Realized (loss) on investments, net
Unrealized (loss) on investments, net
Interest income	1,582	951
Interest expense	(3,485)
Gain on lease termination
Other expense
Loss on investment in associate
Change in fair value of warrant liabilities
Bad debt recovery
Impairment loss
Total other income (expenses)	(1,903)
Net income after tax	1,521,863
Other comprehensive loss
Foreign currency translation loss
Net (loss) income and comprehensive (loss) income for the period	1,521,863	283,389
Realized and net change in unrealized gains and (losses) on digital assets		238,820
Unrealized gain on equity investments
Valour Inc [Member]
Schedule of Revenues and Expenses [Line Items]
Staking and lending income	3,805,197	16,657,583
Management fees	2,463,268	4,621,117
Research revenue
Trading commissions
Other revenue	43,500
Revenues excluding realized and net change in unrealized (loss) gain	6,311,965
Realized and net change in unrealized loss on digital assets	(197,688,022)
Realized and net change in unrealized loss on equity investments	(39,861,327)
Realized and net change in unrealized gains on ETP payables	244,922,047	173,809,075
Realized and net change in unrealized loss on derivative liabilities	(176,919)
Revenues from realized and net change in unrealized (loss) gain	7,195,779
Total revenues	13,507,744	53,188,778
Depreciation - property, plant and equipment		103
Interest expense		232,656
Operating, general and administration	7,859,577	4,426,809
Share based payments
Amortization - right-of-use asset	261,347
Amortization - intangibles
Fees and commissions	1,416,297	3,607,022
Foreign exchange (gain) loss	89,677	(338,867)
Income (loss) before other item		45,261,055
Gain on settlement of debt
Provision on accounts receivable
Net income (loss) for the year		45,261,055
Current taxes		201
Net income (loss) after tax		45,260,854
Other comprehensive income (loss)
Foreign currency translation (loss) gain		2,085,410
Total operating expenses	9,626,898	7,927,723
Operating (loss) income	3,880,846
Realized (loss) on investments, net
Unrealized (loss) on investments, net	(1,000,000)
Interest income	33,044	387
Interest expense	(462,142)
Other income
Gain on lease termination	146,213
Loss on investment in associate
Change in fair value of warrant liabilities
Bad debt recovery	128,854
Impairment loss	(375,928)
Total other income (expenses)	(1,529,959)
Net income after tax	2,350,887
Other comprehensive loss
Foreign currency translation loss	57,154
Net (loss) income and comprehensive (loss) income for the period	$ 2,408,041	47,346,264
Realized and net change in unrealized gains and (losses) on digital assets		(88,871,588)
Unrealized gain on equity investments		(53,027,796)
Reflexivity [Member]
Schedule of Revenues and Expenses [Line Items]
Staking and lending income
Management fees
Research revenue		358,500
Trading commissions
Realized and net change in unrealized gains on ETP payables
Total revenues		359,436
Depreciation - property, plant and equipment
Interest expense
Operating, general and administration		435,992
Share based payments
Amortization - intangibles
Fees and commissions
Foreign exchange (gain) loss
Income (loss) before other item		(76,556)
Gain on settlement of debt
Provision on accounts receivable
Net income (loss) for the year		(76,556)
Current taxes
Net income (loss) after tax		(76,556)
Other comprehensive income (loss)
Foreign currency translation (loss) gain
Total operating expenses		435,992
Realized (loss) on investments, net
Unrealized (loss) on investments, net
Interest income
Other comprehensive loss
Net (loss) income and comprehensive (loss) income for the period		(76,556)
Realized and net change in unrealized gains and (losses) on digital assets		936
Unrealized gain on equity investments
DeFi Bermuda [Member]
Schedule of Revenues and Expenses [Line Items]
Staking and lending income
Management fees
Research revenue
Trading commissions
Realized and net change in unrealized gains on ETP payables
Total revenues		(9,106)
Depreciation - property, plant and equipment
Interest expense
Operating, general and administration		19,945
Share based payments
Amortization - intangibles
Fees and commissions
Foreign exchange (gain) loss
Income (loss) before other item		(29,051)
Gain on settlement of debt
Provision on accounts receivable		(16,444,157)
Net income (loss) for the year		16,415,106
Current taxes		13,543
Net income (loss) after tax		16,401,563
Other comprehensive income (loss)
Foreign currency translation (loss) gain
Total operating expenses		19,945
Realized (loss) on investments, net
Unrealized (loss) on investments, net
Interest income
Other comprehensive loss
Net (loss) income and comprehensive (loss) income for the period		16,401,563
Realized and net change in unrealized gains and (losses) on digital assets		(9,106)
Unrealized gain on equity investments
Neuronomics [Member]
Schedule of Revenues and Expenses [Line Items]
Staking and lending income
Management fees		41,130
Research revenue
Realized and net change in unrealized gains on ETP payables
Total revenues		55,879
Depreciation - property, plant and equipment
Interest expense
Operating, general and administration		141,877
Share based payments
Amortization - intangibles
Fees and commissions
Foreign exchange (gain) loss		4,807
Income (loss) before other item		(90,805)
Gain on settlement of debt
Provision on accounts receivable
Net income (loss) for the year		(90,805)
Current taxes		761
Net income (loss) after tax		(91,566)
Other comprehensive income (loss)
Foreign currency translation (loss) gain
Total operating expenses		146,684
Realized (loss) on investments, net
Unrealized (loss) on investments, net
Interest income		14,749
Other comprehensive loss
Net (loss) income and comprehensive (loss) income for the period		(91,566)
Realized and net change in unrealized gains and (losses) on digital assets
Unrealized gain on equity investments